Notes Payable and Other Debt - Details of Long-term Debt (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Aug. 13, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 55,494	$ 54,720		$ 55,824
Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, outstanding amount	30,646	30,413		31,104
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	13,008	7,868		13,139
Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	615	608		628
Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Debt instrument, outstanding amount	6,379	6,379		6,500
Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Debt instrument, outstanding amount	3,555	8,650		3,631
Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, outstanding amount		30,413		31,104
Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	13,008	7,868		13,139
Senior Debt Obligations | Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	615	608		628
Bonds | Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Debt instrument, outstanding amount	6,379			6,500
Other Debt
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 1,291	$ 802		822
Lument Capital | The Pavilion Care Center | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Dec. 01, 2027	Dec. 01, 2027
Interest rate		4.16%
Debt instrument, outstanding amount	$ 925	$ 894		986
Lument Capital | Hearth And Care Of Greenfield | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 1,883			1,920
Lument Capital | Hearth And Care Of Greenfield | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Aug. 01, 2038	Aug. 01, 2038
Interest rate	4.20%	4.20%
Debt instrument, outstanding amount		$ 1,864		1,920
Midland State Bank | Woodland Manor | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Oct. 01, 2044	Oct. 01, 2044
Interest rate	3.75%	3.75%
Debt instrument, outstanding amount	$ 4,902	$ 4,869		4,968
Midland State Bank | Glenvue H&R | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Oct. 01, 2044	Oct. 01, 2044
Interest rate	3.75%	3.75%
Debt instrument, outstanding amount	$ 7,613	$ 7,560		7,712
Midland State Bank | Georgetown Health | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Oct. 01, 2046	Oct. 01, 2046
Interest rate	2.98%	2.98%
Debt instrument, outstanding amount	$ 3,350	$ 3,328		3,394
KeyBank | Other Debt
Debt Instrument [Line Items]
Maturity date	Aug. 25, 2021	Aug. 25, 2023
Interest rate	0.00%	0.00%
Debt instrument, outstanding amount	$ 495	$ 495		495
KeyBank | Autumn Breeze | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Jan. 01, 2045	Jan. 01, 2045
Interest rate	3.65%	3.65%
Debt instrument, outstanding amount	$ 6,617	$ 6,573		6,705
KeyBank | Sumter Valley | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Jan. 01, 2047	Jan. 01, 2047
Interest rate	3.70%	3.70%
Debt instrument, outstanding amount	$ 5,356	$ 5,325		5,419
Metro City Bank | Coosa Valley Health Care | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Maturity date	Sep. 30, 2035	Jan. 31, 2036
Interest rate	5.50%	5.50%
Debt instrument, outstanding amount	$ 5,101	$ 0		5,149
Metro City Bank | Coosa Valley Health Care | Senior Debt Obligations | Senior debt - guaranteed by USDA | Prime Rate
Debt Instrument [Line Items]
Basis spread	1.50%
Community Bank | Mountain Trace Rehab | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Maturity date	Dec. 24, 2036	Dec. 24, 2036
Interest rate	5.75%
Effective interest rate (as a percent)		5.75%
Debt instrument, outstanding amount	$ 3,914	$ 3,875		3,972
Community Bank | Mountain Trace Rehab | Senior Debt Obligations | Senior debt - guaranteed by USDA | Prime Rate
Debt Instrument [Line Items]
Basis spread	1.75%
Cadence Bank, NA | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Maturity date	Jul. 27, 2036	Jul. 27, 2036
Interest rate	6.00%
Effective interest rate (as a percent)		6.00%
Debt instrument, outstanding amount	$ 3,993	$ 3,993		4,018
Cadence Bank, NA | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by USDA | Prime Rate
Debt Instrument [Line Items]
Basis spread	1.50%
Cadence Bank, NA | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Maturity date	Jul. 27, 2036	Jul. 27, 2036
Interest rate	5.50%
Effective interest rate (as a percent)		5.50%
Debt instrument, outstanding amount	$ 615	$ 608		628
Cadence Bank, NA | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by SBA | Prime Rate
Debt Instrument [Line Items]
Basis spread	2.25%
City of Springfield
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 6,379		6,500
City of Springfield | Eaglewood Care Center | Bonds Series A
Debt Instrument [Line Items]
Maturity date		May 01, 2042
Interest rate		7.65%
Debt instrument, outstanding amount		$ 6,379		6,379
City of Springfield | Eaglewood Care Center | Bond Series B
Debt Instrument [Line Items]
Maturity date		May 01, 2021
Interest rate		8.50%
Debt instrument, outstanding amount		$ 0		121
City of Springfield | Eaglewood Care Center | Bonds | Bonds Series A
Debt Instrument [Line Items]
Maturity date	May 01, 2042
Interest rate	7.65%
Debt instrument, outstanding amount	$ 6,379			6,379
City of Springfield | Eaglewood Care Center | Bonds | Bond Series B
Debt Instrument [Line Items]
Maturity date	May 01, 2021
Interest rate	8.50%
Debt instrument, outstanding amount				121
Exchange Bank Of Alabama | Coosa Valley Health Care | Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Maturity date		Oct. 10, 2026
Interest rate		3.95%
Debt instrument, outstanding amount		$ 5,146		0
Exchange Bank Of Alabama | Meadowood Facility
Debt Instrument [Line Items]
Maturity date	May 01, 2022
Interest rate	4.50%
Exchange Bank Of Alabama | Meadowood Facility | Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Maturity date		Oct. 01, 2026
Interest rate		4.50%
Debt instrument, outstanding amount	$ 3,555	$ 3,504		3,631
Orix Real Estate Capital Member | The Pavilion Care Center | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Interest rate	4.16%
First Insurance Funding | Other Debt
Debt Instrument [Line Items]
Maturity date	Mar. 01, 2022	Mar. 01, 2022
Interest rate	3.63%	3.63%
Debt instrument, outstanding amount	$ 294	$ 197		94
Servarus Financial Inc. | Other Debt
Debt Instrument [Line Items]
Maturity date	Nov. 01, 2021	Nov. 01, 2021
Interest rate	5.18%	5.18%
Debt instrument, outstanding amount	$ 273	$ 110		0
FountainHead Commercial Capital - PPP Loan
Debt Instrument [Line Items]
Debt instrument, outstanding amount			$ 200
FountainHead Commercial Capital - PPP Loan | Other Debt
Debt Instrument [Line Items]
Maturity date	Apr. 16, 2022	Apr. 16, 2022
Interest rate	1.00%	1.00%
Debt instrument, outstanding amount	$ 229	$ 0		229
Marlin Covington Finance | Other Debt
Debt Instrument [Line Items]
Maturity date	Mar. 11, 2021	Mar. 11, 2021
Interest rate	20.17%	20.17%
Debt instrument, outstanding amount		$ 0		$ 4